Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000099381 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.30%	[1]
C000099381 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[1]
C000099381 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
C000099381 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
C000099381 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
C000099381 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
C000099381 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
C000099381 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000099381 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000099382 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.30%	[3]
C000099382 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[3]
C000099382 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[3]
C000099382 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[3]
C000099382 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[3]
C000099382 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000099382 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000099382 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000099382 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000099383 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.30%	[5]
C000099383 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[5]
C000099383 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[5]
C000099383 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[5]
C000099383 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[5]
C000099383 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[5]
C000099383 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[5]
C000099383 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000099383 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	Amount rounds to less than 0.1%
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	Amount rounds to less than 0.1%.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	Amount rounds to less than 0.1%.